Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2022
Registrant Name	dei_EntityRegistrantName	ActiveShares ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001792795
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 22, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2022
Prospectus Date	rr_ProspectusDate	Jul. 29, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A